Document and Entity Information	12 Months Ended
Sep. 30, 2024 shares
Entity Addresses [Line Items]
Entity Registrant Name	DEFSEC Technologies Inc.
Entity Central Index Key	0001889823
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	1,579,174
Document Type	20-F/A
Document Period End Date	Sep. 30, 2024
Entity Interactive Data Current	Yes
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 to the Annual Report on Form 20-F (the "Amendment") is being filed by DEFSEC Technologies Inc. (formerly KWESST Micro Systems Inc.) (the "Company") to amend the Company's Annual Report on Form 20-F for the fiscal year ended September 30, 2024, originally filed with the U.S. Securities Exchange Commission on December 30, 2024 (the "Original Filing"). The Company is filing this Amendment to amend Item 16G. Item 16G is hereby amended to clarify that we have elected to follow our home country practice under the Business Corporations Act (British Columbia) and the rules of the TSX Venture Exchange in lieu of certain Listing Rules of The Nasdaq Stock Market LLC. Except as described above, no other changes have been made to the Original Filing. Otherwise, this Amendment speaks as of the date of the Original Filing, and does not modify, amend or update any other item or disclosures in the Original Filing. As such, this Amendment does not reflect events occurring after the filing of the Original Filing or modify or update those disclosures affected by subsequent events. The Company's Principal Executive Officer and Principal Financial Officer are providing currently dated revised certifications as Exhibits 12.1, 12.2, and 13.1 in connection with this Amendment. The filing of this Amendment should not be understood to mean that any statements contained in the Original Filing, as amended by this Amendment, are true or complete as of any date subsequent to the filing date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing.
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	DFSC
Security Exchange Name	NASDAQ
Entity File Number	001-39389
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	80 Hines Rd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Ottawa
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	K2K 2T8
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Shares, no par value
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Jennifer Welsh
Entity Address, Address Line One	80 Hines Rd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Ottawa
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K2K 2T8
City Area Code	613
Local Phone Number	241-1849